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                                                           JOHN B. TOWERS
                                                           CORPORATE COUNSEL

Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166

                                         March 9, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Metropolitan Life Separate Account E
     File No. 811-04001
     -------------------------------------------------

Commissioners:

The Annual Reports dated December 31, 2014 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Metropolitan Life Separate Account E of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual Reports for certain series of BlackRock Variable Series Funds, Inc. portfolios are incorporated by reference as filed on Form N-CSR, CIK
No. 0000355916, File No. 811-03290.

The Annual Reports for certain series of Calvert Variable Series Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000708950, File No. 811-03591.

The Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK
No. 0000837274, File No. 811-05583.

The Annual Reports for certain series of Ivy Funds Variable Insurance Portfolios are incorporated by reference as filed on Form N-CSR, CIK No. 0000810016, File No. 811-05017.

The Annual Reports for certain series of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.


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The Annual Reports for certain portfolios of Legg Mason Partners Variable Equity
Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No 811-21128.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Income Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No 811-06310.

The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File
No. 811-08399.

The Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual Report for the Funds Manager 60% Portfolio of the Variable Insurance Products Fund IV is incorporated by reference as filed on Form N-CSR, CIK
No. 0000823535, File No. 811-05361.

The Annual Reports for certain portfolios of 1919 Socially Responsive Balanced Fund for Trust for Advised Portfolio are incorporated by reference as filed on Form N-CSR, CIK No. 0001261788, File No. 811-21422.

The Annual Reports for certain series of Van Eck Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000811976, File No. 811-05083.

                                        Sincerely,

                                        /s/ John B. Towers

                                        John B. Towers
                                        Corporate Counsel
                                        Metropolitan Life Insurance Company